REVENUE - Management Fee Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	$ 2,112	$ 1,743
Amounts due to related parties	12,006	11,790
Related Parties | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	1,000	1,400
Amounts due to related parties	$ 600	$ 200